SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

During early 2022, a geopolitical and armed conflict between Ukraine and Russia culminated in several countries, including the US, imposing economic sanctions on Russia and certain territories in Ukraine and on certain Russian and Belarussian banks and entities. Payoneer provides services to customers in Ukraine and in jurisdictions that are or may be impacted by these economic sanctions. At this time, it is difficult to assess the impact the conflict in Ukraine and the related economic sanctions may have on our results of operations. For the year ended December 31, 2021, Russia and Belarus, combined, accounted for less than 3% of our revenue, while together with Ukraine, all 3 countries accounted for slightly less than 10% of our revenue. Continuation or escalation of the conflict may have a material effect on our results of operations.